Income Tax: (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Details Oneabstract [Abstract]
Income tax expense (benefit) based on Canadian tax rates	$ (1,619,742)	$ 19,145,619
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	219,996	(3,434,408)
Non-deductible expenses	8,229	47,326
Withholding tax		759,062
Change in valuation allowance and other	1,391,517	(3,994,334)
Income Tax	$ 0	$ 12,523,265